Annual Total Returns - BLACKROCK 40/60 TARGET ALLOCATION FUND (INVESTOR A SHARES, INSTITUTIONAL SHARES, Class R Shares and INVESTOR C SHARES) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK 40/60 TARGET ALLOCATION FUND - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.77%)
Annual Return 2012	12.67%
Annual Return 2013	18.23%
Annual Return 2014	6.28%
Annual Return 2015	0.54%
Annual Return 2016	3.96%
Annual Return 2017	11.28%
Annual Return 2018	(4.09%)
Annual Return 2019	16.23%
Annual Return 2020	14.38%